American Funds Inflation Linked Bond Fund®
Investment portfolio
August 31, 2023
unaudited

Bonds, notes & other debt instruments 99.22% U.S. Treasury bonds & notes 91.46% U.S. Treasury inflation-protected securities 89.61%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[1]	USD81,980	$80,920
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[1,2]	218,917	214,307
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[1]	337,161	328,241
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[1,2]	305,415	295,342
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[1]	241,834	232,462
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[1]	37,953	37,528
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[1]	261,233	249,261
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[1,2]	413,904	396,790
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[1]	100,646	95,576
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[1]	211,206	201,445
U.S. Treasury Inflation-Protected Security 2.00% 1/15/2026[1,2]	159,857	157,385
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[1]	1,069,918	1,003,737
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[1]	243,093	228,361
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[1]	321,705	300,874
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[1]	378,380	354,414
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027[1,2]	230,248	230,395
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[1]	635,506	587,804
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[1]	103,319	96,658
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[1]	649,133	636,802
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[1]	283,722	264,518
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028[1]	88,831	87,361
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[1]	82,642	77,866
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029[1]	2,842	2,908
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[1,2]	262,626	238,439
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[1]	643,336	572,381
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[1,2]	801,986	710,957
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[1,2]	1,297,343	1,136,407
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[1]	227,652	198,523
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[1]	274,871	236,864
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[1]	508,641	456,628
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033[1]	184,352	171,853
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040[1]	63,517	65,176
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[1]	60,600	62,264
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[1]	67,507	54,768
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[1]	180,597	140,905
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[1]	85,217	76,216
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045[1]	145,102	113,383
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[1]	124,693	101,839
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047[1]	202,085	159,086
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048[1,2]	322,278	259,348
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[1]	56,497	45,188
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[1]	267,190	171,887
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[1,2]	467,549	285,417
American Funds Inflation Linked Bond Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[1,2]	USD277,158	$167,179
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[1]	368,449	330,200
		11,915,863
U.S. Treasury 1.85%
U.S. Treasury 4.00% 6/30/2028[2]	100,000	98,794
U.S. Treasury 4.125% 7/31/2028	1,732	1,722
U.S. Treasury 2.00% 8/15/2051	— [3]	— [3]
U.S. Treasury 4.125% 8/15/2053[2]	148,199	146,186
		246,702
Total U.S. Treasury bonds & notes		12,162,565
Corporate bonds, notes & loans 3.81% Energy 0.92%
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[4]	9,363	9,466
Energy Transfer, LP 6.00% 6/15/2048	9,257	8,567
Enterprise Products Operating, LLC 5.35% 1/31/2033	5,990	6,027
Equinor ASA 3.625% 9/10/2028	13,165	12,516
MPLX, LP 4.00% 3/15/2028	2,430	2,283
MPLX, LP 4.70% 4/15/2048	10,000	8,033
ONEOK, Inc. 5.80% 11/1/2030	1,181	1,184
ONEOK, Inc. 6.35% 1/15/2031	7,508	7,722
ONEOK, Inc. 6.05% 9/1/2033	8,784	8,856
ONEOK, Inc. 7.15% 1/15/2051	2,782	2,955
Petroleos Mexicanos 7.47% 11/12/2026	MXN30	1
Qatar Energy 2.25% 7/12/2031[4]	USD17,300	14,263
Qatar Energy 3.125% 7/12/2041[4]	13,495	9,944
Qatar Energy 3.30% 7/12/2051[4]	12,200	8,574
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	8,109	7,635
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	6,315	5,790
Williams Companies, Inc. 3.50% 11/15/2030	8,448	7,489
Williams Companies, Inc. 2.60% 3/15/2031	1,450	1,191
		122,496
Consumer discretionary 0.75%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	1,062	853
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	1,663	1,494
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	2,286	1,857
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	4,394	2,810
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	10,297	6,243
Amazon.com, Inc. 3.10% 5/12/2051	40,000	28,613
Boston University 4.061% 10/1/2048	2,075	1,767
Duke University 2.832% 10/1/2055	5,000	3,303
Home Depot, Inc. 2.95% 6/15/2029	8,408	7,642
Home Depot, Inc. 4.50% 12/6/2048	1,240	1,110
Massachusetts Institute of Technology 2.294% 7/1/2051	22,000	13,570
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]	8,525	7,461
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	7,425	5,825
The Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027	4,950	4,381
Yale University 1.482% 4/15/2030	15,000	12,354
		99,283
American Funds Inflation Linked Bond Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.53%	Principal amount (000)	Value (000)
Amgen, Inc. 3.00% 2/22/2029	USD450	$407
Amgen, Inc. 4.05% 8/18/2029	12,050	11,393
Amgen, Inc. 4.20% 3/1/2033	13,350	12,297
Amgen, Inc. 4.875% 3/1/2053	10,600	9,417
Becton, Dickinson and Company 3.70% 6/6/2027	7,700	7,303
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,654	8,664
Sharp HealthCare 2.68% 8/1/2050	17,500	10,842
Summa Health 3.511% 11/15/2051	9,945	6,786
Trinity Health Corp. 2.632% 12/1/2040	5,000	3,507
		70,616
Financials 0.37%
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[5]	10,449	9,697
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[5]	7,018	6,758
Global Payments, Inc. 2.90% 5/15/2030	6,972	5,897
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[5]	14,149	11,134
PayPal Holdings, Inc. 1.65% 6/1/2025	11,647	10,920
PayPal Holdings, Inc. 3.25% 6/1/2050	6,210	4,416
		48,822
Utilities 0.32%
Consumers Energy Co. 4.05% 5/15/2048	6,888	5,608
Duke Energy Corp. 0.90% 9/15/2025	6,850	6,258
Entergy Corp. 2.80% 6/15/2030	4,425	3,736
Entergy Corp. 3.75% 6/15/2050	4,700	3,320
Exelon Corp. 4.05% 4/15/2030	700	648
Exelon Corp. 4.10% 3/15/2052	1,300	1,008
Mississippi Power Co. 4.25% 3/15/2042	1,660	1,364
Northern States Power Co. 5.10% 5/15/2053	1,418	1,342
Public Service Electric and Gas Co. 3.20% 8/1/2049	8,250	5,844
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,365	3,026
Tampa Electric Co. 4.45% 6/15/2049	8,070	6,657
Virginia Electric & Power 2.875% 7/15/2029	1,178	1,046
Wisconsin Electric Power Co. 4.30% 10/15/2048	2,600	2,181
		42,038
Communication services 0.29%
SBA Tower Trust 1.631% 11/15/2026[4]	22,469	19,571
Tencent Holdings, Ltd. 2.39% 6/3/2030	11,207	9,216
Tencent Holdings, Ltd. 3.68% 4/22/2041	2,857	2,092
Tencent Holdings, Ltd. 3.84% 4/22/2051	11,480	7,885
		38,764
Information technology 0.27%
Apple, Inc. 2.40% 8/20/2050	30,000	19,318
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	4,382	4,437
Broadcom, Inc. 3.187% 11/15/2036[4]	17,063	12,833
		36,588
Consumer staples 0.24%
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	7,500	6,903
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	8,519	7,678
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	1,481	1,323
BAT Capital Corp. 5.65% 3/16/2052	11,876	9,951
American Funds Inflation Linked Bond Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Conagra Brands, Inc. 1.375% 11/1/2027	USD1,156	$983
Conagra Brands, Inc. 4.85% 11/1/2028	5,499	5,355
		32,193
Materials 0.07%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	6,427	5,964
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,284	2,775
		8,739
Real estate 0.03%
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[4]	4,080	3,377
Industrials 0.02%
RTX Corp. 4.125% 11/16/2028	3,265	3,118
Total corporate bonds, notes & loans		506,034
Bonds & notes of governments & government agencies outside the U.S. 1.53%
Colombia (Republic of) 5.00% 6/15/2045	600	423
Hungary (Republic of) 2.125% 9/22/2031[4]	13,860	10,690
Hungary (Republic of) 3.125% 9/21/2051[4]	17,300	10,498
Japan, Series 18, 0.10% 3/10/2024[1]	JPY2,367,150	16,603
Japan, Series 20, 0.10% 3/10/2025[1]	4,560,250	32,471
Japan, Series 24, 0.10% 3/10/2029[1]	111,098	803
Peru (Republic of) 2.392% 1/23/2026	USD2,730	2,562
PETRONAS Capital, Ltd. 3.50% 4/21/2030[4]	5,490	4,989
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	5,775	5,031
Philippines (Republic of) 1.648% 6/10/2031	18,830	14,761
Philippines (Republic of) 2.65% 12/10/2045	18,235	11,850
Spain (Kingdom of) 1.25% 10/31/2030	EUR20,861	19,777
United Kingdom 0.125% 8/10/2041[1]	GBP10,800	11,633
United Mexican States, Series M20, 10.00% 12/5/2024	MXN110,000	6,383
United Mexican States, Series M, 5.75% 3/5/2026	521,500	27,705
United Mexican States, Series M, 7.50% 6/3/2027	110,000	6,032
United Mexican States, Series M, 8.00% 11/7/2047	418,544	21,358
		203,569
Asset-backed obligations 1.44%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.52% 1/15/2030[4,6,7]	USD2,232	2,221
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.52% 10/16/2030[4,6,7]	1,989	1,981
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.527% 1/22/2028[4,6,7]	1,979	1,972
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/20/2030[4,6,7]	4,332	4,324
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[4,6]	468	461
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.589% 7/27/2030[4,6,7]	4,441	4,425
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,6]	4,673	4,229
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,6]	750	633
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.55% 4/15/2028[4,6,7]	5,116	5,100
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,6]	6,489	5,899
American Funds Inflation Linked Bond Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,6]	USD20,559	$18,439
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,6]	2,820	2,544
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,6]	17,042	15,325
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.642% 1/18/2031[4,6,7]	2,973	2,965
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,6,8]	17,780	17,780
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,6]	5,490	5,186
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,6]	779	735
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,6]	8,811	7,778
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,6]	5,925	5,221
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,6]	826	722
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.595% 7/21/2030[4,6,7]	6,927	6,909
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.72% 4/15/2029[4,6,7]	2,464	2,460
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,6]	5,844	5,005
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,6]	8,111	7,266
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.583% 7/25/2030[4,6,7]	2,127	2,114
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 7/20/2031[4,6,7]	3,400	3,391
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.653% 11/25/2028[4,6,7]	5,684	5,686
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.488% 4/20/2029[4,6,7]	3,386	3,369
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.51% 10/15/2030[4,6,7]	5,654	5,637
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,6]	8,644	8,505
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.65% 4/15/2030[4,6,7]	2,803	2,792
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,6]	13,627	12,516
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,6]	7,225	6,394
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,6]	5,333	4,716
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,6]	2,602	2,255
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,6]	4,667	4,106
		191,061
Municipals 0.76% California 0.18%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	7,500	6,985
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	9,200	8,161
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	10,100	8,338
		23,484
Florida 0.24%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	18,085	16,823
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	17,885	14,746
		31,569
Illinois 0.04%
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 12/15/2026	5,000	4,734
American Funds Inflation Linked Bond Fund — Page 5 of 12

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Michigan 0.05%	Principal amount (000)	Value (000)
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 10/15/2040	9,715	$7,174
Ohio 0.15%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	24,140	20,554
Wisconsin 0.10%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,625	13,493
Total municipals		101,008
Mortgage-backed obligations 0.22% Collateralized mortgage-backed obligations (privately originated) 0.22%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,5,6]	USD3,023	2,758
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.279% 11/25/2055[4,6,7]	12,120	12,042
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[4,6,7]	425	420
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,6]	16,827	14,759
Total mortgage-backed obligations		29,979
Total bonds, notes & other debt instruments (cost: $14,931,287,000)		13,194,216
Short-term securities 0.71% Money market investments 0.71%	Shares
Capital Group Central Cash Fund 5.39%[9,10]	941,549	94,155
Total short-term securities (cost: $94,154,000)		94,155
Total investment securities 99.93% (cost: $15,025,441,000)		13,288,371
Other assets less liabilities 0.07%		9,076
Net assets 100.00%		$13,297,447
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 8/31/2023 (000)
30 Day Federal Funds Futures	Short	1,531	11/1/2023	USD(603,773)	$(331)
30 Day Federal Funds Futures	Long	1,531	12/1/2023	603,262	(468)
3 Month SOFR Futures	Long	11,305	12/20/2023	2,673,279	(136,133)
3 Month SOFR Futures	Short	2,126	3/20/2024	(502,799)	24,845
3 Month SOFR Futures	Long	12,318	9/18/2024	2,929,067	(7,131)
3 Month SOFR Futures	Short	4,679	3/19/2025	(1,120,971)	32,762
2 Year U.S. Treasury Note Futures	Long	38,533	1/4/2024	7,853,206	19,860
5 Year Euro-Bobl Futures	Short	2,373	9/11/2023	(298,770)	285
5 Year U.S. Treasury Note Futures	Long	9,513	1/4/2024	1,017,148	7,039
10 Year Euro-Bund Futures	Short	181	9/11/2023	(26,141)	250
10 Year Italy Government Bond Futures	Short	1,495	9/11/2023	(187,918)	(152)
American Funds Inflation Linked Bond Fund — Page 6 of 12

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 8/31/2023 (000)
10 Year Japanese Government Bond Futures	Short	755	9/20/2023	USD(761,876)	$6,091
10 Year Italy Government Bond Futures	Short	1,482	12/11/2023	(185,545)	(368)
10 Year U.S. Treasury Note Futures	Long	2,144	12/29/2023	238,051	2,353
10 Year Ultra U.S. Treasury Note Futures	Short	10,857	12/29/2023	(1,260,599)	(12,821)
20 Year U.S. Treasury Bond Futures	Long	3,191	12/29/2023	388,305	5,535
30 Year Euro-Buxl Futures	Long	62	9/11/2023	8,995	(296)
30 Year Ultra U.S. Treasury Bond Futures	Short	3,701	12/29/2023	(479,164)	(6,075)
					$(64,755)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 8/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	141,334	EUR	129,139	HSBC Bank	9/7/2023	$1,257
USD	20,710	MXN	360,557	BNP Paribas	9/7/2023	(411)
USD	157,174	MXN	2,736,327	BNP Paribas	9/7/2023	(3,121)
CLP	27,879,900	USD	32,236	Morgan Stanley	9/15/2023	412
USD	24,782	KRW	32,489,550	JPMorgan Chase	9/15/2023	245
COP	43,308,095	USD	10,559	Morgan Stanley	9/15/2023	(26)
USD	9,270	SEK	100,000	Bank of America	9/18/2023	128
NZD	175	USD	104	HSBC Bank	9/18/2023	— [3]
NOK	2,628,795	USD	251,003	Morgan Stanley	9/18/2023	(3,597)
JPY	1,992,700	EUR	12,580	Bank of New York Mellon	9/21/2023	87
JPY	3,698,480	USD	25,469	Morgan Stanley	9/21/2023	37
JPY	9,151,100	USD	62,959	BNP Paribas	9/25/2023	189
USD	21,415	GBP	16,829	Bank of America	9/25/2023	94
USD	88,002	MXN	1,491,588	Bank of America	9/27/2023	936
USD	16,698	GBP	13,172	Morgan Stanley	9/27/2023	10
EUR	34,332	USD	37,308	HSBC Bank	9/27/2023	(32)
EUR	25,111	MXN	460,000	Citibank	9/28/2023	420
						$(3,372)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2023 (000)	Upfront premium received (000)	Unrealized (depreciation) appreciation at 8/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	NZD49,273	$(11)	$—	$(11)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	346,075	(1,188)	—	(1,188)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	691,568	(2,436)	—	(2,436)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	USD2,517,000	(63,584)	—	(63,584)
American Funds Inflation Linked Bond Fund — Page 7 of 12

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2023 (000)	Upfront premium received (000)	Unrealized (depreciation) appreciation at 8/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	USD978,900	$36,511	$—	$36,511
U.S. Urban CPI	At maturity	3.3775%	At maturity	8/5/2024	97,700	(349)	—	(349)
U.S. Urban CPI	At maturity	3.04%	At maturity	9/6/2024	98,643	(627)	—	(627)
U.S. Urban CPI	At maturity	3.05%	At maturity	9/6/2024	293,000	(1,919)	—	(1,919)
U.S. Urban CPI	At maturity	3.02%	At maturity	9/7/2024	48,833	(289)	—	(289)
U.S. Urban CPI	At maturity	3.03%	At maturity	9/7/2024	488,333	(2,980)	—	(2,980)
U.S. Urban CPI	At maturity	2.9975%	At maturity	9/8/2024	244,167	(1,322)	—	(1,322)
U.S. Urban CPI	At maturity	2.91%	At maturity	9/9/2024	244,167	(892)	—	(892)
U.S. Urban CPI	At maturity	2.8471%	At maturity	9/12/2024	564,357	(1,280)	—	(1,280)
U.S. Urban CPI	At maturity	2.73%	At maturity	9/29/2024	564,721	516	—	516
U.S. Urban CPI	At maturity	3.127%	At maturity	10/1/2024	976,700	(6,542)	—	(6,542)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,300	12,060	—	12,060
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,300	12,056	—	12,056
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,539	13,592	—	13,592
SOFR	Annual	3.916%	Annual	7/11/2025	259,600	4,285	—	4,285
4.912%	Annual	SOFR	Annual	8/24/2025	600,000	1,453	—	1,453
4.8189%	Annual	SOFR	Annual	8/25/2025	600,000	414	—	414
4.8195%	Annual	SOFR	Annual	9/1/2025	499,900	475	—	475
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR344,500	(31,753)	—	(31,753)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	344,500	(31,809)	—	(31,809)
4.265%	Annual	SOFR	Annual	2/16/2026	USD121,528	(863)	—	(863)
4.27%	Annual	SOFR	Annual	2/16/2026	244,880	(1,712)	—	(1,712)
4.3005%	Annual	SOFR	Annual	2/17/2026	50,589	(318)	—	(318)
4.288%	Annual	SOFR	Annual	2/17/2026	51,392	(338)	—	(338)
4.3035%	Annual	SOFR	Annual	2/17/2026	72,950	(454)	—	(454)
4.2675%	Annual	SOFR	Annual	2/17/2026	70,420	(497)	—	(497)
4.2515%	Annual	SOFR	Annual	2/17/2026	72,242	(536)	—	(536)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	205	(7)	212
SOFR	Annual	3.232%	Annual	3/30/2027	USD110,600	3,669	—	3,669
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	1,000	(2)	—	(2)
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(56)	—	(56)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	2,632	—	2,632
3.45%	Annual	SOFR	Annual	2/1/2028	192,300	(4,960)	—	(4,960)
3.47%	Annual	SOFR	Annual	2/2/2028	50,700	(1,267)	—	(1,267)
3.16%	Annual	SOFR	Annual	6/20/2028	78,500	(3,007)	—	(3,007)
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN775,250	4,134	—	4,134
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(2,819)	—	(2,819)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	(2,454)	—	(2,454)
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	(2,155)	—	(2,155)
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	(2,197)	—	(2,197)
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	(2,191)	—	(2,191)
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(3,021)	—	(3,021)
3.285%	Annual	SOFR	Annual	5/1/2030	66,700	(2,416)	—	(2,416)
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	(2,520)	—	(2,520)
3.186%	Annual	SOFR	Annual	5/9/2030	66,800	(2,805)	—	(2,805)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	(2,689)	—	(2,689)
3.29%	Annual	SOFR	Annual	5/19/2030	80,000	(2,880)	—	(2,880)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	118,200	23,424	—	23,424
American Funds Inflation Linked Bond Fund — Page 8 of 12

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2023 (000)	Upfront premium received (000)	Unrealized (depreciation) appreciation at 8/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD54,100	$2,861	$—	$2,861
SOFR	Annual	3.2903%	Annual	1/12/2033	235,000	9,745	—	9,745
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	7,590	—	7,590
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	7,156	—	7,156
3.2545%	Annual	SOFR	Annual	5/18/2033	346,000	(15,601)	—	(15,601)
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	2,443	—	2,443
SOFR	Annual	4.061%	Annual	8/24/2033	140,000	(2,871)	—	(2,871)
SOFR	Annual	3.9519%	Annual	8/25/2033	140,000	(1,620)	—	(1,620)
SOFR	Annual	3.8275%	Annual	9/1/2033	114,700	(162)	—	(162)
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	3,461	—	3,461
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	1,451	—	1,451
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	14,987	—	14,987
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	6,891	—	6,891
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	6,188	—	6,188
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	11,887	—	11,887
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(2,350)	—	(2,350)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	28,898	—	28,898
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	28,574	—	28,574
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	30,896	—	30,896
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(11,791)	—	(11,791)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(11,963)	—	(11,963)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(14,217)	—	(14,217)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	3,376	—	3,376
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	3,339	—	3,339
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	2,144	—	2,144
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	1,889	—	1,889
SOFR	Annual	3.0875%	Annual	4/19/2053	21,100	1,724	—	1,724
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	1,672	—	1,672
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	1,717	—	1,717
SOFR	Annual	2.9405%	Annual	4/28/2053	21,200	2,291	—	2,291
SOFR	Annual	3.0535%	Annual	5/1/2053	42,300	3,712	—	3,712
SOFR	Annual	3.085%	Annual	5/9/2053	21,300	1,748	—	1,748
SOFR	Annual	3.1135%	Annual	5/10/2053	21,300	1,638	—	1,638
SOFR	Annual	3.1605%	Annual	5/19/2053	25,500	1,745	—	1,745
						$55,736	$(7)	$55,743
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 8/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD5,279,991	$(82,151)	$(47,236)	$(34,915)
American Funds Inflation Linked Bond Fund — Page 9 of 12

unaudited
Investments in affiliates10

	Value of affiliate at 12/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 8/31/2023 (000)	Dividend income (000)
Short-term securities 0.71%
Money market investments 0.71%
Capital Group Central Cash Fund 5.39%[9]	$199,432	$1,842,451	$1,947,709	$(1)	$(18)	$94,155	$6,886

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $282,220,000, which represented 2.12% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $343,562,000, which represented 2.58% of the net assets of the fund.

[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Value determined using significant unobservable inputs.
[9]	Rate represents the seven-day yield at 8/31/2023.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Inflation Linked Bond Fund — Page 10 of 12

unaudited
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $28,014,807,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,229,526,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $16,666,930,000 and $5,097,872,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,162,565	$—	$12,162,565
Corporate bonds, notes & loans	—	506,034	—	506,034
Bonds & notes of governments & government agencies outside the U.S.	—	203,569	—	203,569
Asset-backed obligations	—	173,281	17,780	191,061
Municipals	—	101,008	—	101,008
Mortgage-backed obligations	—	29,979	—	29,979
Short-term securities	94,155	—	—	94,155
Total	$94,155	$13,176,436	$17,780	$13,288,371

American Funds Inflation Linked Bond Fund — Page 11 of 12

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$99,020	$—	$—	$99,020
Unrealized appreciation on open forward currency contracts	—	3,815	—	3,815
Unrealized appreciation on centrally cleared interest rate swaps	—	305,456	—	305,456
Liabilities:
Unrealized depreciation on futures contracts	(163,775)	—	—	(163,775)
Unrealized depreciation on open forward currency contracts	—	(7,187)	—	(7,187)
Unrealized depreciation on centrally cleared interest rate swaps	—	(249,713)	—	(249,713)
Unrealized depreciation on centrally cleared credit default swaps	—	(34,915)	—	(34,915)
Total	$(64,755)	$17,456	$—	$(47,299)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Auth. = Authority
BBR = Bank Base Rate
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
COP = Colombian pesos
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
FRA = Forward Rate Agreement
GBP = British pounds
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos

NOK = Norwegian kroner
NZD = New Zealand dollars
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
TIIE = Equilibrium Interbank Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-060-1023O-S96407
American Funds Inflation Linked Bond Fund — Page 12 of 12